Pension Plans (Summary of Projected Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Japan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 17,856	¥ 13,811
Fair value of plan assets	2,563	0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	7,307	8,484
Fair value of plan assets	¥ 5,630	¥ 6,834